STOCK-BASED COMPENSATION - LTIP Activity (Q3) (Details) - $ / shares shares in Thousands		6 Months Ended	12 Months Ended
		Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares
Exercised (in shares)		(984)
Weighted Average Exercise Price
Exercised (in dollars per share)		$ 15.52
Stock Options and Stock Appreciation Rights
Shares
Beginning balance (in shares)		36,015
Granted (in shares)		3,753
Forfeitures/Cancelled (in shares)		(509)
Ending balance (in shares)		38,275
Weighted Average Exercise Price
Beginning balance (in dollars per share)		$ 19.90
Granted (in dollars per share)		16.62
Forfeited/Cancelled (in dollars per share)		22.73
Ending balance (in dollars per share)		$ 19.66
Performance Share Units
Weighted Average Exercise Price
Beginning balance (in dollars per share)	[1]		$ 110.59
Granted (in dollars per share)	[1]		121.79
Exercised (in dollars per share)	[1]		95.54
Forfeited/Cancelled (in dollars per share)	[1]		112.39
Ending balance (in dollars per share)	[1]		$ 120.16	$ 110.59
Units
Beginning balance (in shares)		68	289
Granted (in shares)		728	142
Exercised (in shares)		0
Forfeited (in shares)		(22)	(25)
Ending balance (in shares)		774	362	289
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)		$ 21.23
Granted (in dollars per share)		18.23	$ 112.76	$ 131.42	$ 111.00
Exercised (in dollars per share)		0
Forfeited (in dollars per share)		19.25
Ending balance (in dollars per share)		$ 18.48
Restricted Share Units
Units
Beginning balance (in shares)		5,622
Granted (in shares)		443
Exercised (in shares)		(116)
Forfeited (in shares)		(108)
Ending balance (in shares)		5,841
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)		$ 21.37
Granted (in dollars per share)		18.98
Exercised (in dollars per share)		20.42
Forfeited (in dollars per share)		22.25
Ending balance (in dollars per share)		$ 21.27

[1]	Weighted-average grant/exercise price